Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 841	$ 1,176	$ 1,363
Total Capital Expenditures	859	1,189	1,704
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	427	656	870
Acquisition Capital	6	2	319
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	78	103	228
Acquisition Capital	12	7	22
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	276	280	208
Acquisition Capital		4
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 60	$ 137	$ 57